Employee benefit plans - Expected benefit payments (Detail) ¥ in Millions	Mar. 31, 2026 JPY (¥)
Employee Benefit Plans [Abstract]
2027	¥ 16,926
2028	16,288
2029	14,758
2030	13,291
2031	12,450
2032-2036	¥ 57,471